GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Xtribe PLC [Member]
Restructuring Cost and Reserve [Line Items]
GOING CONCERN

NOTE 3 – GOING CONCERN

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has incurred significant losses and experienced negative cash flow from operations since inception. These conditions raise substantial doubts about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern for the next 12 months from the date of this report is dependent upon its ability to generate sufficient cash flows from operations to meet its obligations, which it has not been able to accomplish to date, and/or to obtain additional debt or capital financing. Through the date of this report, the Company has been primarily financed through the issuance of debt. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Since inception, the directors have focused on developing and implementing its business plan. The directors believe that its existing cash resources will not be sufficient to sustain operations and the Company currently needs to generate revenue in order to sustain its operations for the next twelve months. In the event that the Company cannot generate sufficient revenue to sustain its operations, the Company will need to reduce expenses or obtain financing through the sale of debt and/or equity securities.

If the Company is unable to obtain additional funds when they are needed or if such funds cannot be obtained on terms acceptable to the Company, the Company would likely be unable to execute the business plan or pay costs and expenses as they are incurred, which would have a material, adverse effect on the business, financial condition and results of operations.

Based upon the current cash position and the Company’s planned expense run rate, the directors believe the Company has insufficient funds for current operations and will need additional financing for future operations.

The successful outcome of raising additional funds is uncertain and there is no assurance that, if achieved, the Company will have sufficient funds to execute the business plan or generate positive operating results. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 3 – GOING CONCERN

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

XTRIBE P.L.C and Subsidiaries

Notes to Consolidated Financial Statements

The Company has incurred significant losses and experienced negative cash flow from operations since inception. These conditions raise substantial doubts about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern for the next 12 months from the date of this Annual Report is dependent upon its ability to generate sufficient cash flows from operations to meet its obligations, which it has not been able to accomplish to date, and/or to obtain additional debt or capital financing. Through the date of this Annual Report, the Company has been primarily financed through the issuance of debt. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Since inception, the directors have focused on developing and implementing its business plan. The directors believe that its existing cash resources will not be sufficient to sustain operations and the Company currently needs to generate revenue in order to sustain its operations for the next twelve months. In the event that the Company cannot generate sufficient revenue to sustain its operations, the Company will need to reduce expenses or obtain financing through the sale of debt and/or equity securities.

If the Company is unable to obtain additional funds when they are needed or if such funds cannot be obtained on terms acceptable to the Company, the Company would likely be unable to execute the business plan or pay costs and expenses as they are incurred, which would have a material, adverse effect on the business, financial condition and results of operations.

Based upon the current cash position and the Company’s planned expense run rate, the directors believe the Company has insufficient funds for current operations and will need additional financing for future operations.

The successful outcome of raising additional funds is uncertain and there is no assurance that, if achieved, the Company will have sufficient funds to execute the business plan or generate positive operating results. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.